Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income loss	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 4,873	$ 118,099	$ (969)	$ (89,722)	$ 32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481
Exercise of warrants	$ 76	668			744
Exercise of warrants (in Shares)	186,000
Exercise of options	$ 33	331			364
Exercise of options (in Shares)	80,191
Share-based compensation		1,970			1,970
Net loss				(7,019)	(7,019)
Balance at Dec. 31, 2023	$ 4,982	121,068	(969)	(96,741)	28,340
Balance (in Shares) at Dec. 31, 2023	11,452,672
Exercise of options	$ 1	8			9
Exercise of options (in Shares)	1,840
Share-based compensation		1,725			1,725
Net loss				(16,609)	(16,609)
Balance at Dec. 31, 2024	$ 4,983	122,801	(969)	(113,350)	$ 13,465
Balance (in Shares) at Dec. 31, 2024	11,454,512				11,454,512
Issuance of ordinary shares and warrants, net of issuance costs of $498	$ 509	2,593			$ 3,102
Issuance of ordinary shares and warrants, net of issuance costs of $498 (in Shares)	1,200,002
Issuance of ordinary shares in connection with equity incentive plans
Issuance of ordinary shares in connection with equity incentive plans (in Shares)	148,492
Share-based compensation		1,003			1,003
Net loss				(11,489)	(11,489)
Balance at Dec. 31, 2025	$ 5,492	$ 126,397	$ (969)	$ (124,839)	$ 6,081
Balance (in Shares) at Dec. 31, 2025	12,803,006				12,803,006